Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule ii – Valuation and Qualifying Accounts

(for the years ended December 31, 2011, 2012 and 2013)

	Balance at Beginning of Period	Additions		Deductions	Balance at end of Period
		Charged to Costs and Expenses	Charged to Other Accounts
	A$	A$	A$	A$	A$
Year ended December 31, 2011
Deferred income tax valuation allowance	13,968,784	4,357,503	30,161	0	18,356,448
Year ended December 31, 2012
Deferred income tax valuation allowance	18,356,448	3,719,704	(38,142)	0	22,038,010
Year ended December 31, 2013
Deferred income tax valuation allowance	22,038,010	(306,984)	1,682,287	0	23,413,313